Financial instruments—fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments—fair values and risk management
Schedule of information regarding the credit risk exposure of trade receivables and contract assets

As of December 31, 2019
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,470	3,956	721	1,411	4,382
Europe	3,311	2,476	268	222	345
Latin America	811	611	53	42	105
North America	4,156	3,908	53	24	171
Asia Pacific	180	151	18	9	2
Total	18,928	11,102	1,113	1,708	5,005
Expected credit loss rate	12.3%	0.3%	1.0%	1.2%	45.4%
Expected credit loss	2,335	31	11	21	2,272

As of December 31, 2020
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,515	3,338	486	385	6,306
Europe	20,017	19,193	706	113	5
Latin America	387	313	24	13	37
North America	2,870	1,205	994	262	409
Asia Pacific	178	136	18	24	—
Total	33,967	24,185	2,228	797	6,757
Expected credit loss rate	14%	1.6%	3.1%	7.7%	63.0%
Expected credit loss	4,768	382	70	61	4,255

Schedule of development of impairment losses relating to trade and other receivables

in EUR k	2019	2020
As of January 1	1,633	2,355
Provision for expected credit losses	752	3,879
Write-off	(30)	(1,466)
As of December 31	2,355	4,768

Schedule of residual contractual terms of financial liabilities, including estimated interest payments

		Contractually agreed cash flows
						More
Dec 31, 2019	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	2,636	2,636	2,636	—	—	—
Secured bank loans	1,770	1,866	12	848	1,006	—
Lease liabilities	21,704	25,934	755	3,034	9,574	12,571
Municipal Loans	860	1,022	—	327	695	—
Trade payables	8,554	8,554	6,871	1,683	—	—
	35,524	40,012	10,274	5,892	11,275	12,571

		Contractually agreed cash flows
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Dec 31, 2020	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,538	1,538	1,538	—	—	—
Secured bank loans	968	997	5	584	408	—
Other bank loans	387	394	—	394	—	—
Lease liabilities	21,205	24,897	716	3,580	9,861	10,740
Municipal Loans	—	—	—	—	—	—
Trade payables	31,736	31,525	31,011	514	—	—
	55,834	59,351	33,270	5,072	10,269	10,740

Schedule of reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2019	Cash flows	Additions	maturity	Dec 31, 2019
Non-current financial liabilities	14,627	(12,783)	18,910	(1,107)	19,647
Non-current portion of secured bank loans	12,055	(11,087)	—	—	968
Municipal loans	860	—	—	(250)	610
Non-current lease liabilities	1,712	(1,696)	18,910	(857)	18,069
Current financial liabilities	5,052	(1,614)	2,778	1,107	7,323
Current portion of secured bank loans	1,787	(985)	—	—	802
Bank overdrafts	1,915	721	—	—	2,636
Municipal loans	—	—	—	250	250
Current lease liabilities	1,350	(1,350)	2,778	857	3,635
Total	19,679	(14,397)	21,688	—	26,970

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2020	Cash flows	Additions	maturity and FX	Dec 31, 2020
Non-current financial liabilities	19,647	(1,993)	2,029	(1,605)	18,078
Non-current portion of secured bank loans	968	—	—	(567)	401
Municipal loans	610	(610)	—	—	—
Non-current lease liabilities	18,069	(1,383)	2,029	(1,038)	17,677
Current financial liabilities	7,323	(5,520)	2,663	1,554	6,020
Current portion of secured bank loans	802	(865)	63	567	567
Bank loans	—	438	—	(51)	387
Bank overdrafts	2,636	(1,208)	110	—	1,538
Municipal loans	250	(250)	—	—	—
Current lease liabilities	3,635	(3,635)	2,490	1,038	3,528
Total	26,970	(7,513)	4,692	(51)	24,098

Schedule of net foreign currency exposure

	Dec 31, 2019
in EUR k	USD	INR	AED
Trade receivables	4,275	36	(1)
Trade payables and other liabilities	(2,801)	(98)	(15)
Net exposure	1,474	(62)	(16)

	Dec 31, 2020
in EUR k	USD	INR	AED
Trade receivables	1,224	18	—
Trade payables and other liabilities	(3,631)	(55)	(17)
Net exposure	(2,407)	(37)	(17)